ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Accounts payable and accrued liabilities - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 374,703	$ 540,179
Payroll and related expenses		372,753
Accrued litigation expense, consulting and other professional fees		320,493
Accrued other	$ 6,062	16,001
Total	$ 380,765	$ 1,249,426